Goodwill (Details) - Schedule of Goodwill - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Goodwill [Abstract]
Balance beginning	$ 1,679,978 [1]	$ 5,805,438		$ 5,805,438
Acquisition
Impairment		(4,125,460)
Balance ending	$ 1,679,978	$ 1,679,978	[1]	$ 5,805,438

[1]	Derived from audited information